UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     36
Form 13F Information Table Value Total:     $23,612




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                     MKT VAL TOTAL #         PUT/CALLINVSTMT  OTHER
NAME OF ISSUER                     CLASS   CUSIP NO  (x$1000 OF SHARE  SH            DSCRETN MANAGERS

ABBOTT LABORATORIES               COM     002824100     772   11,982 SH              DEFINED        0
AON PLC CLASS A                   COM     G0408V102     623   13,320 SH              DEFINED        0
AT&T INC                          COM     00206R102     717   20,112 SH              DEFINED        0
BERKSHIRE HATHAWAY INC CLASS B    COM     084670702     691    8,295 SH              DEFINED        0
BRISTOL-MYERS SQUIBB CO           COM     110122108     578   16,085 SH              DEFINED        0
CHEVRON CORP NEW                  COM     166764100     646    6,120 SH              DEFINED        0
CHUBB CORP                        COM     171232101     732   10,055 SH              DEFINED        0
DIAGEO PLC - SPONSORED ADR        COM     25243Q205     869    8,429 SH              DEFINED        0
DTE ENERGY CO                     COM     233331107     691   11,641 SH              DEFINED        0
EMERSON ELECTRIC COMPANY          COM     291011104     603   12,950 SH              DEFINED        0
ENERGY TRANSFER PARTNERS LP       COM     29273R109     563   12,750 SH              DEFINED        0
FLUOR CORP (NEW)                  COM     343412102     540   10,950 SH              DEFINED        0
GENERAL ELECTRIC COMPANY          COM     369604103     621   29,783 SH              DEFINED        0
HONEYWELL INTERNATIONAL INC       COM     438516106     731   13,095 SH              DEFINED        0
INTEL CORPORATION                 COM     458140100     852   31,972 SH              DEFINED        0
INTERNATIONAL BUSINESS MACHINE    COM     459200101     620    3,171 SH              DEFINED        0
JOHNSON & JOHNSON                 COM     478160104     853   12,628 SH              DEFINED        0
JPMORGAN CHASE & CO               COM     46625H100     590   16,503 SH              DEFINED        0
KIMBERLY CLARK                    COM     494368103     755    9,008 SH              DEFINED        0
KRAFT FOODS INC-A                 COM     50075N104     708   18,325 SH              DEFINED        0
MERCK & CO. INC.                  COM     58933Y105     528   12,642 SH              DEFINED        0
MICROSOFT CORP                    COM     594918104     560   18,292 SH              DEFINED        0
NESTLE SA SPNSRD ADR REP RG SH    COM     641069406     679   11,371 SH              DEFINED        0
PFIZER INC                        COM     717081103     669   29,079 SH              DEFINED        0
PROCTER AND GAMBLE COMPANY        COM     742718109     606    9,901 SH              DEFINED        0
PUBLIC SVC ENTERPRISE GRP INC     COM     744573106     489   15,050 SH              DEFINED        0
QUALCOMM INC                      COM     747525103     648   11,640 SH              DEFINED        0
SPDR TRUST UNIT SER 1             COM     78462F103     340    2,500 SH              DEFINED        0
SYSCO CORP                        COM     871829107     477   16,006 SH              DEFINED        0
TEVA PHARMACEUTICAL-SPONS ADR     COM     881624209     635   16,095 SH              DEFINED        0
UNITEDHEALTH GROUP INC            COM     91324P102     832   14,230 SH              DEFINED        0
VERIZON COMMUNICATIONS            COM     92343V104     764   17,184 SH              DEFINED        0
VODAFONE GROUP PLC SPONS ADR      COM     92857W209     779   27,650 SH              DEFINED        0
WELLPOINT INC                     COM     94973V107     567    8,890 SH              DEFINED        0
WELLS FARGO & CO (NEW)            COM     949746101     473   14,151 SH              DEFINED        0
YUM! BRANDS INC                   COM     988498101     810   12,570 SH              DEFINED        0

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